Segmented Information - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0	$ 0	$ 0
Accounts receivable	1,714		1,714		$ 1,886
Inter-segment loans	0		0		0
Related Party
Related Party Transaction [Line Items]
Accounts receivable	$ 27		$ 27		$ 18